Disposal of Subsidiaries (Narrative) (Detail)	1 Months Ended
	Apr. 30, 2011 Mingshitang [Member]	May 31, 2011 Tomorrow Oriental [Member]
Discontinued Operations [Line Items]
Percentage of equity interest sold	60.00%	100.00%